Aristotle Portfolio Optimization Aggressive Growth Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

AFFILIATED OPEN-END FUNDS - 54.1%	Shares	Value
Aristotle Core Equity Fund - Class I(a)	3,134,954	$42,823,468
Aristotle Core Income Fund - Class I(a)	1,111,879	10,640,678
Aristotle Growth Equity Fund - Class I(a)	3,337,294	50,860,357
Aristotle High Yield Bond Fund - Class I(a)	441,224	4,032,787
Aristotle International Equity Fund - Class I(a)	3,417,610	37,491,179
TOTAL AFFILIATED OPEN-END FUNDS (Cost $119,587,418)		145,848,469

EXCHANGE TRADED FUNDS - 45.5%	Shares	Value
iShares MSCI EAFE Growth ETF	26,086	2,668,598
iShares Russell 2000 Growth ETF	36,075	9,470,770
iShares Russell 2000 Value ETF	71,506	10,890,364
Vanguard Emerging Markets Government Bond ETF	63,777	4,012,211
Vanguard FTSE All World ex-US Small-Cap ETF	11,437	1,343,733
Vanguard FTSE Emerging Markets ETF	185,689	8,125,750
Vanguard Mid-Cap Growth ETF	70,099	16,091,926
Vanguard Mid-Cap Value ETF	125,153	18,826,766
Vanguard Real Estate ETF	80,372	6,731,959
Vanguard Value ETF	277,464	44,508,000
TOTAL EXCHANGE TRADED FUNDS (Cost $109,679,366)		122,670,077

TOTAL INVESTMENTS - 99.6% (Cost $229,266,784)		$268,518,546
Other Assets in Excess of Liabilities - 0.4%		1,043,248
TOTAL NET ASSETS - 100.0%		$269,561,794

Percentages are stated as a percent of net assets.

(a)	Affiliated company as defined by the Investment Company Act of 1940.